Note 17 - Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2015
Disclosure Text Block Supplement [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
		November 30, 2014
	Conversion Option	Warrant liability	Total
	$	$	$
Opening balance	728,950	5,438,022	6,166,972

Transfer out from level 3(a)	(728,950)	(5,438,022)	(6,166,972)
Closing balance	-	-	-

Fair Value Measurements, Nonrecurring [Table Text Block]
	November 30, 2015		November 30, 2014
	Carrying amount	Fair value	Carrying amount	Fair value
	$	$	$	$
Financial Liabilities
Convertible debt(iii)	1,518,429	1,481,663	1,377,302	1,379,808

Past Due Financing Receivables [Table Text Block]
	November 30, 2015	November 30, 2014
	$	$

Total accounts receivable	478,674	1,011,133
Less allowance for doubtful accounts	-	-
Total accounts receivable, net	478,674	1,011,133

Not past due	453,662	982,313
Past due for more than 31 days but no more than 60 days	5,003	5,950
Past due for more than 91 days but no more than 120 days	20,009	22,870
Total accounts receivable, net	478,674	1,011,133

Schedule of Foreign Exchange Contracts, Statement of Financial Position [Table Text Block]
	November 30, 2015		November 30, 2014
	Canadian	U.S.	Canadian	U.S.
FX rates used to translate to U.S.	1.3353		1.1440
	$	$	$	$

Assets
Cash	116,096	86,944	510,459	446,205
	116,096	86,944	510,459	446,205
Liabilities
Accounts payable	1,372,196	1,027,631	379,014	331,306
Employee cost payable	233,906	175,172	207,297	181,204
Capital lease	48,231	36,120	25,538	22,323
	1,654,332	1,238,923	611,849	534,833
Net exposure	(1,538,236)	(1,151,979)	(101,390)	(88,628)

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
	November 30, 2015
	Less than 3 months	3 to 6 months	6 to 9 months	9 months 1 year	Greater than 1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable	3,027,974	-	-	-	-	3,027,974
Accrued liabilities	454,290	-	-	-	-	454,290
Capital lease (note 9)	4,910	5,045	5,182	5,323	15,660	36,120
Related parties
Employee costs payable (Note 8)	175,172	-	-	-	-	175,172
Convertible debenture (Note 7)	1,515,770	-	-	-	-	1,515,770
	5,178,116	5,045	5,182	5,323	15,660	5,209,326